3. Loans, TDR Loan Modifications (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Construction and land development TDR loans
TDR Loans
Number of Contracts	2
Pre-Modification Outstanding Recorded Investment	$ 841
Post-Modification Outstanding Recorded Investment	824
Single-family residential TDR
TDR Loans
Number of Contracts		5
Pre-Modification Outstanding Recorded Investment		674
Post-Modification Outstanding Recorded Investment		673
Single-family residential- Banco de la Gente stated income
TDR Loans
Number of Contracts	7	20
Pre-Modification Outstanding Recorded Investment	796	2,046
Post-Modification Outstanding Recorded Investment	788	1,992
Total real estate TDR loans
TDR Loans
Number of Contracts	9	25
Pre-Modification Outstanding Recorded Investment	1,637	2,720
Post-Modification Outstanding Recorded Investment	1,612	2,665
Commercial loans TDR (not secured by real estate)
TDR Loans
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		14
Post-Modification Outstanding Recorded Investment		13
Total TDR Loans
TDR Loans
Number of Contracts	9	26
Pre-Modification Outstanding Recorded Investment	1,637	2,734
Post-Modification Outstanding Recorded Investment	$ 1,612	$ 2,678